Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Jun. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
Leverage ratio		5.80%	5.70%
Parent Company
Disclosure of credit risk exposure
On-balance sheet exposures		kr 297,605	kr 288,146
Off-balance sheet exposures		37,162	35,856
Total exposure measure		kr 334,767	kr 324,002
Leverage ratio		5.80%	5.70%
Leverage ratio requirement	3.00%